Note 10 - Taxation - Tax Charge (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Current tax	$ (162,000)	$ 53,000		$ (188,000)	$ 2,250,000
Deferred tax	70,000	(766,000)		(369,000)	4,008,000
Total income tax for the period Recognized in the Consolidated Statement of Comprehensive Income	(92,000)	(713,000)	$ (353,000)	(557,000)	6,258,000
Country of domicile [member]
Statement Line Items [Line Items]
Current tax				29,000	(29,000)
Deferred tax		(202)		267	(370)
Foreign countries [member]
Statement Line Items [Line Items]
Current tax	(162,000)	53,000		(217,000)	2,279,000
Deferred tax	$ 70,000	$ (564,000)		$ (636,000)	$ 4,378,000